Trade and other receivables - Bad Debt Provisions (Detail) - Trade receivables [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line items]
At beginning of year	£ 91.3	£ 93.8	£ 85.4
New acquisitions	1.5	1.2	1.8
Charged to the income statement	66.7	27.4	15.5
Released to the income statement	(11.6)	(8.4)	(6.3)
Exchange adjustments	2.1	(4.1)	13.7
Utilisations and other movements	(33.4)	(18.6)	(16.3)
At end of year	£ 116.6	£ 91.3	£ 93.8